Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Number of Options Outstanding	The total number of outstanding AB InBev options developed as follows:

Million options	2022	2021	2020
Options outstanding at 1 January	102.7	113.3	88.7
Options issued during the year	—	—	38.1
Options exercised during the year	(1.0)	(1.3)	(3.9)
Options forfeited during the year	(14.9)	(9.2)	(9.0)
Options lapsed during the year	(3.6)	—	—

Options outstanding at the end of December	83.2	102.7	113.3

Summary of Weighted Average Exercise Price of Options
The weighted average exercise price of the AB InBev options is as follows:

Amounts in US dollar	2022	2021	2020
Options outstanding at 1 January	64.77	71.22	79.66
Granted during the year	—	—	53.41
Exercised during the year	16.11	46.30	29.92
Forfeited during the year	94.76	89.56	117.82
Lapsed during the year	88.10	—	—
Outstanding at the end of December	76.04	64.77	71.22
Exercisable at the end of December	102.19	98.27	99.54
For share

options exercised during 2022, the weighted average share price at the date of exercise was
52.93
euro (
56.46
US dollar)¹.

AB inBev [member] | Restricted Stock Units [member]
Statement [LineItems]
Summary of Number of Outstanding Deferred and Restricted stock Units
The total number of outstanding AB InBev RSUs developed as follows:

Million RSUs	2022	2021	2020
RSUs outstanding at 1 January	20.9	19.1	9.9
RSUs issued during the year	9.6	3.9	10.9
RSUs vested during the year	(0.5)	(1.1)	(0.7)
RSUs forfeited during the year	(1.8)	(1.1)	(0.9)

RSUs outstanding at the end of December	28.2	20.9	19.1

Ambev [member]
Statement [LineItems]
Summary of Number of Options Outstanding
The total number of outstanding Ambev options developed as follows:

Million options	2022	2021	2020
Options outstanding at 1 January	113.8	127.3	141.8
Options issued during the year	—	—	—
Options exercised during the year	—	(5.2)	(5.7)
Options forfeited during the year	(14.0)	(8.3)	(8.8)

Options outstanding at the end of December	99.8	113.8	127.3

Summary of Weighted Average Exercise Price of Options
The weighted average exercise price of the Ambev options is as follows:

Amounts in US dollar	2022	2021	2020
Options outstanding at 1 January	3.57	3.81	4.60
Granted during the year	—	—	3.47
Exercised during the year	—	2.36	1.60
Forfeited during the year	4.33	4.53	4.42
Outstanding at the end of December	3.72	3.57	3.81
Exercisable at the end of December	3.86	3.79	4.56

Ambev [member] | Restricted Stock Units [member]
Statement [LineItems]
Summary of Number of Outstanding Deferred and Restricted stock Units
The total number of outstanding Ambev RSUs developed as follows:

Million RSUs	2022	2021	2020
RSUs outstanding at 1 January	63.8	49.6	31.7
RSUs issued during the year	49.3	20.7	21.3
RSUs vested during the year	(0.2)	(5.0)	(1.9)
RSUs forfeited during the year	(3.1)	(1.5)	(1.5)

RSUs outstanding at the end of December	109.8	63.8	49.6